Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 18, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses		$ 2,270,620		$ 2,420,620
Insured limits		7,321,621		6,979,011
Inventory		$ 379,321		350,353
Estimated useful lives		5 years
Common units issued (in Shares)		33,730,000
Percentage of business combination		24.167%
Effective tax rate		5.00%	0.00%
Cash equivalents
Ordinary shares (in Shares)				27,840,000
Accumulated deficit		$ (169,605,155)		$ 1,177,024
Redemption value	$ 255,875,758
Deposited in the Trust Account				1,116,710
Unrecognized tax benefits
Payment of interest and penalties
Income Taxes Benefits [Member]
Summary of Significant Accounting Policies [Line Items]
Unrecognized tax benefits
Class A Ordinary Shares Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit				$ 3,066,977	$ 3,986,568
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable		10.00%		10.00%
Redeemable Noncontrolling Interests [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of business combination		13.00%
Class A Ordinary Shares Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption value				$ 272,554,813